Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES
REVENUES	$ 12,774,432	$ 11,752,934	$ 26,207,893	$ 23,747,481
Revenues from related parties					$ 37,923,112	$ 40,785,474
Total Revenues					37,923,112	40,785,474
COST OF REVENUES
Cost of revenues from customers					(23,872,632)	(22,256,642)
Cost of revenues related parties						(97,850)
Total Cost of revenues	(6,521,015)	(6,701,935)	(13,915,676)	(14,385,727)	(23,872,632)	(22,354,492)
GROSS PROFIT	6,253,417	5,050,999	12,292,217	9,361,754	14,050,480	18,430,982
OPERATING EXPENSES
Selling expenses	(81,360)	(532,101)	(132,065)	(1,017,248)	(1,288,467)	(630,503)
General and administrative expenses	(56,907)	(443,146)	(1,723,663)	(815,484)	(1,262,093)	(1,937,374)
Research and development expenses	(20,384)	(21,713)	(41,269)	(44,570)	(85,251)	(89,477)
Share-based compensation						(3,149,106)
Total operating expenses	(158,651)	(996,960)	(1,896,997)	(1,877,302)	(2,635,811)	(5,806,460)
INCOME FROM OPERATIONS	6,094,766	4,054,039	10,395,220	7,484,452	11,414,669	12,624,522
OTHER INCOME (EXPENSES)
Interest income	30,034	30,502	59,229	59,636	118,714	95,534
Interest expense	(38,108)	(57,391)	(71,507)	(113,563)	(224,885)	(27,450)
Government grant						695,055
Gain on asset disposal						7,648,423
Loss on conversion of convertible promissory notes payable					(96,927)
Gain on changes in fair value of common stock purchase warrants liability	142,386	62,208	44,784	222,651	871,677	759,471
TOTAL OTHER INCOME, NET	134,312	35,319	32,506	168,724	668,579	9,171,033
INCOME BEFORE INCOME TAX EXPENSE	6,229,078	4,089,358	1,027,726	7,653,176	12,083,248	21,795,555
INCOME TAX EXPENSE	(1,556,095)	(1,158,653)	(2,961,494)	(2,159,958)	(3,352,802)	(4,409,589)
NET INCOME	4,672,983	2,930,705	7,466,232	5,493,218	8,730,446	17,385,966
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(6,204,951)	(3,782,778)	(6,885,927)	(3,402,584)	(5,242,692)	1,307,260
COMPREHENSIVE INCOME	$ (1,531,968)	$ (852,073)	$ 580,305	$ 2,090,634	$ 3,487,754	$ 18,693,226
EARNINGS PER COMMON SHARE*
Basic	$ 0.48	$ 1.83	$ 0.84	$ 3.44	$ 5.38	$ 10.93
Diluted	$ 0.48	$ 1.83	$ 0.84	$ 3.44	$ 4.73	$ 10.65
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING*
Basic	9,682,721	1,599,500	8,841,712	1,595,038	1,620,511	1,590,576
Diluted	9,779,349	1,641,572	9,034,969	1,637,110	1,843,767	1,632,658
Related Party [Member]
REVENUES
REVENUES						$ 97,850
Revenues from related parties						97,850
Total Revenues						97,850
Customers [Member]
REVENUES
Revenues from related parties					37,923,112	40,687,624
Total Revenues					$ 37,923,112	$ 40,687,624